Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Total operating revenues	$ 253,654	$ 241,792
Other operating income (expenses), net	2,362	2,816
Operating expenses
Voyage expenses and commissions	107,705	67,104
Ship operating expenses	100,159	90,818
Charter hire expenses	29,239	31,616
Administrative expenses	6,594	6,805
Impairment loss on right of use assets	94,233	0
Depreciation	56,081	46,853
Total operating expenses	394,011	243,196
Net operating income (loss)	(137,995)	1,412
Other income (expenses)
Interest income	786	2,775
Interest expense	(27,913)	(32,311)
Equity results of associated companies	(2,564)	178
Gain (loss) on derivatives	(23,397)	(10,217)
Other financial items	(10,938)	(2,313)
Net other income (expenses)	(64,026)	(41,888)
Net income (loss) before tax	(202,021)	(40,476)
Income tax expense	80	75
Net income (loss)	$ (202,101)	$ (40,551)
Per share information:
Basic and diluted earnings (loss) per share (in dollars per share)	$ (1.41)	$ (0.28)
Dividends per share (in dollars per share)	$ 0	$ 0.13
Time charter revenues
Total operating revenues	$ 86,250	$ 128,139
Voyage charter revenues
Total operating revenues	166,382	112,867
Other revenues
Total operating revenues	$ 1,022	$ 786